Capital and reserve (Tables)	12 Months Ended
Jun. 30, 2018
Capital and reserve [Abstract]
Disclosure of detailed information about share capital and share premium [Text Block]
	2016	2017	2018
At June 30 par value USD0.0001 -authorized	1,000,000,000	1,000,000,000	1,000,000,000

-issued and outstanding	411,208,000	411,208,000	412,450,256